As filed with the Securities and Exchange Commission on July 08, 2022.
No. 333-221046
No. 811-23304

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 132	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 133	☒

Invesco Exchange-Traded Self-Indexed Fund Trust
(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (800) 983-0903
Adam Henkel, Esquire
3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

With Copies to:
Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700 Washington, DC 20006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☒	on August 07, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 132 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating August 07, 2022, as the new effective date for Post-Effective Amendment No. 106 to the Trust’s Registration Statement, which was filed on June 21, 2021 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 112, 115, 117, 119, 122, 124, 126, 127, 128, 129 and 130 to the Trust’s Registration Statement filed on September 3, 2021, October 1, 2021, October 29, 2021, November 24, 2021, December 22, 2021, January 20, 2022, February 18, 2022, March 18, 2022, April 14, 2022, May 13, 2022 and June 10, 2022. This Amendment relates solely to Invesco Racial and Gender Diversity ETF, a series of the Trust.
This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 106 to the Trust’s Registration Statement, which was filed on June 21, 2021, and Part C of Post-Effective Amendment No. 120 to the Trust’s Registration Statement, which was filed on December 17, 2021.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 8th day of July, 2022.
Invesco Exchange-Traded Self-Indexed Fund Trust
By:	/s/ Anna Paglia
Anna Paglia
Title:	President and Trustee
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
/s/ Anna Paglia	President and Trustee	July 08, 2022
Anna Paglia
/s/ Kelli Gallegos	Treasurer	July 08, 2022
Kelli Gallegos
/s/ Adam Henkel	Secretary	July 08, 2022
Adam Henkel
*/s/ Ronn R. Bagge	Vice Chairman and Trustee	July 08, 2022
Ronn R. Bagge
*/s/ Todd J. Barre	Trustee	July 08, 2022
Todd J. Barre
*/s/ Kevin M. Carome	Trustee	July 08, 2022
Kevin M. Carome
*/s/ Edmund P. Giambastiani, Jr.	Trustee	July 08, 2022
Edmund P. Giambastiani, Jr.
*/s/ Victoria J. Herget	Trustee	July 08, 2022
Victoria J. Herget
*/s/ Marc M. Kole	Trustee	July 08, 2022
Marc M. Kole
*/s/ Yung Bong Lim	Trustee	July 08, 2022
Yung Bong Lim
*/s/ Joanne Pace	Trustee	July 08, 2022
Joanne Pace
*/s/ Gary R. Wicker	Trustee	July 08, 2022
Gary R. Wicker
*/s/ Donald H. Wilson	Chairman and Trustee	July 08, 2022
Donald H. Wilson
*By: /s/ Adam Henkel		July 08, 2022
Adam Henkel
Attorney-In-Fact
*
Adam Henkel signs this Registration Statement pursuant to powers of attorney filed with Post-Effective Amendment No.  89 to the Trust's Registration Statement and incorporated by reference herein.